CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues [Abstract]
Revenue, net	$ 38,023	$ 46,833	$ 35,806
Costs and expenses:
Cost of goods sold (including related party amounts of $23,433 and $1,685 in 2023 and 2022, respectively, as described in Note 16)	43,795	43,929	38,380
Selling, administrative and engineering expense (including related party amounts of $14,993 and $3,485 in 2023 and 2022, respectively, as described in Note 16)	110,217	87,859	65,608
Total operating costs and expenses	154,012	131,788	103,988
Operating loss	(115,989)	(84,955)	(68,182)
Other Nonoperating Income (Expense)	0	235	302
Interest income	10,537	1,191	19
Change in fair value of warrant liabilities	(4,020)	5,033	0
Loss before income taxes	(109,472)	(78,971)	(68,154)
Income tax (benefit) provision	78	(33)	138
Net loss	(109,550)	(78,938)	(68,292)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	17	(145)	(85)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent, Total	$ (109,533)	$ (79,083)	$ (68,377)
Net loss per share, basic (in dollars per share)	$ (0.54)	$ (0.46)	$ (0.42)
Net loss per share, diluted (in dollars per share)	$ (0.54)	$ (0.46)	$ (0.42)
Related Party
Costs and expenses:
Cost of goods sold (including related party amounts of $23,433 and $1,685 in 2023 and 2022, respectively, as described in Note 16)	$ 23,433	$ 1,685
Selling, administrative and engineering expense (including related party amounts of $14,993 and $3,485 in 2023 and 2022, respectively, as described in Note 16)	14,993	3,485
Interest expense related party	$ 0	$ (475)	$ (293)